Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities
Net loss	$ (1,000,714)	$ (2,936,434)
Less: net loss from discontinued operations		(218,851)
Net loss from continuing operations	(1,000,714)	(2,717,583)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	9,133	9,199
Amortization of Operating right-of-use assets	51,455
(Gain)/loss from long-term investment	(888,398)	11,128
Impairment loss related to Long-term investment		1,828,790
Impairment loss related to amounts due from a related party	664,306
Shares issued as consideration for employee compensation		436,800
Changes in operating assets and liabilities:
Prepayments and other current assets	(13,667)	114,139
Other receivables	(3,811)
Amounts due from a related party	(16,690)
Interest payable	18,000	115
Amounts due to a related party	(48,204)	5,635
Accrued expenses	274,324	45,848
Taxes payable	(7,838)	(926)
Operating Lease Liability	(49,358)
Net cash (used in) provided by operating activities – continuing operations	(1,011,462)	(266,855)
Net cash (used in) provided by operating activities – discontinued operations		(378,871)
Net cash used in operating activities	(1,011,462)	(645,726)
Cash flows from investing activities
Net cash generated from investing activities
Cash flows from financing activities
Proceeds from promissory note	400,000	100,000
Net cash provided by financing activities – continuing operations	400,000	100,000
Net cash provided by financing activities – discontinued operations
Net cash generated from financing activities	400,000	100,000
Effects of foreign currency translation	(38,973)	168,980
Effects of foreign currency translation – Continuing operations	(38,973)	(50,354)
Effects of foreign currency translation – Discontinued operations		219,334
Net decrease in cash	(650,435)	(376,746)
Net increase/(decrease) in cash and cash equivalents – Continuing operations	(650,435)	(217,209)
Net increase/(decrease) in cash and cash equivalents – Discontinued operations		(159,537)
Cash and cash equivalents at beginning of year – continuing operations	1,217,968	745,572
Cash and cash equivalents at beginning of year – discontinued operations		17,087,419
Cash at beginning of period	1,217,968	17,832,991
Cash and cash equivalents at end of the period including discontinued operations	567,533	17,456,245
Less: Cash and cash equivalents at end of the period – discontinued operations		16,927,882
Cash and cash equivalents at end of year – continuing operations	567,533	528,363
Supplemental disclosures of cash flow information
Cash paid for income taxes	$ 8,994	$ 3,301